    As filed with the Securities and Exchange Commission on November 3, 1997


                                                               File Nos. 2-90519
                                                                        811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A


                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20+
                                       AND
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 21


                                LANDMARK FUNDS II
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

       PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110



         It is proposed that this filing will become effective on January 2, 1997, pursuant to paragraph (a) of Rule 485.

         The Premium Portfolios, on behalf of Large Cap Growth Portfolio and Small Cap Growth Portfolio, has also executed this Registration Statement.

----------

+This filing related only to CitiFunds Large Cap Growth Portfolio and CitiFunds
 Small Cap Growth Portfolio.

                                LANDMARK FUNDS II

                    CITIFUNDS LARGE CAP GROWTH PORTFOLIO AND
                      CITIFUNDS SMALL CAP GROWTH PORTFOLIO


                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET

N-1A
ITEM NO.        N-1A ITEM                                                    LOCATION
--------        ---------                                                    ---------

PART A                                                                       PROSPECTUS
------                                                                       -----------

Item 1.         Cover Page.............................................      Cover Page
Item 2.         Synopsis...............................................      Expense Summary
Item 3.         Condensed Financial Information........................      Condensed Financial Information
Item 4.         General Description of Registrant......................      Investment Information; General
                                                                             Information; Appendix
Item 5.         Management of the Fund.................................      Management; Expenses
Item 5A.        Management's Discussion of Fund Performance............      Not Applicable

Item 6.         Capital Stock and Other Securities.....................      General Information; Voting and
                                                                             Other Rights; Purchases;
                                                                             Exchanges; Redemptions; Dividends and
                                                                             Distributions; Tax Matters

Item 7.        Purchase of Securities Being Offered...................       Purchases; Exchanges; Redemptions
Item 8.        Redemption or Repurchase...............................       Purchases; Exchanges; Redemptions
Item 9.        Pending Legal Proceedings..............................       Not Applicable

                                                                             STATEMENT OF
                                                                             ADDITIONAL
PART B                                                                       INFORMATION
------                                                                       ------------

Item 10.       Cover Page.............................................       Cover Page
Item 11.       Table of Contents......................................       Cover Page
Item 12.       General Information and History........................       The Trust

Item 13.       Investment Objectives and Policies.....................       Investment Objective and Policies;
                                                                             Investment Restrictions

Item 14.       Management of the Fund.................................       Management
Item 15.       Control Persons and Principal Holders of Securities....       Management
Item 16.       Investment Advisory and Other Services.................       Management
Item 17.       Brokerage Allocation and Other Practices...............       Portfolio Transactions
Item 18.       Capital Stock and Other Securities.....................       Description of Shares, Voting Rights and
                                                                             Liabilities
Item 19.       Purchase, Redemption and Pricing of Securities
               Being Offered..........................................       Description of Shares, Voting Rights and
                                                                             Liabilities; Determination of Net Asset
                                                                             Value; Valuation of Securities;
                                                                             Additional Purchase and Redemption
                                                                             Information
Item 20.       Tax Status.............................................       Certain Additional Tax Matters
Item 21.       Underwriters...........................................       Management
Item 22.       Calculation of Performance Data........................       Performance Information
Item 23.       Financial Statements...................................       Independent Accountants and Financial
                                                                             Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 2, 1998

                     CITIFUNDS LARGE CAP GROWTH PORTFOLIO
               (A Member of the CitiFunds(SM) Family of Funds)

    This Prospectus describes CitiFunds Large Cap Growth Portfolio, a mutual fund in the CitiFunds Family of Funds. Citibank, N.A. is the investment manager.

--------------------------------------------------------------------------------
    UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND MAY SEEK ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN ONE OR MORE INVESTMENT COMPANIES. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE 9.
--------------------------------------------------------------------------------

REMEMBER THAT SHARES OF THE FUND:

o ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK OR ANY OF ITS AFFILIATES

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

    This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1998 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by calling 1-800-625-4554.

----------------------------------------
 TABLE OF CONTENTS
 2  Prospectus Summary
    ------------------------------------
 4  Expense Summary
    ------------------------------------
 5  Condensed Financial Information
    ------------------------------------
 7  Investment Information
    ------------------------------------
 8  Risk Considerations
    ------------------------------------
 9  Valuation of Shares
    Purchases
    ------------------------------------
10  Exchanges
    Redemptions
    ------------------------------------
11  Dividends and Distributions
    Management
    ------------------------------------
13  Tax Matters
    Performance Information
    ------------------------------------
14  General Information
    ------------------------------------
16  Appendix -- Permitted Investments
                and Investment Practices
----------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                              PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

    See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUND: This Prospectus describes CitiFunds Large Cap Growth Portfolio (formerly known as "Landmark Equity Fund") (the "Fund"). Because the Fund currently invests through Large Cap Growth Portfolio (the "Portfolio"), all references in this Prospectus to the Fund include the Portfolio, except as otherwise noted.

INVESTMENT OBJECTIVE AND POLICIES: The Fund's investment objective is long-term capital growth. Dividend income, if any, is incidental to this investment objective. The Fund invests primarily in common stocks of U.S. issuers, with an emphasis on securities issued by established companies with medium to large capitalizations (i.e. those issuers with market capitalizations within the top 1,000 stocks that comprise the large and mid-range capitalization sector of the equity market) and seasoned management teams ("Established Companies").

INVESTMENT MANAGER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Manager"), a wholly-owned subsidiary of Citicorp, is the investment manager. Citibank and its affiliates manage more than $88 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of the Fund. See "Management."

PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Fund through a Service Agent on any day the New York Stock Exchange is open for trading. See "Purchases" and "Redemptions."

PRICING: Shares of the Fund are purchased and redeemed at net asset value, without a sales load or redemption fees. Shares of the Fund are subject to a fee of up to 0.25% per annum of the Fund's average daily net assets for distribution, sales and marketing and shareholder services. See "Purchases" and "Management -- Distribution Arrangements."

EXCHANGES: Shares may be exchanged for shares of the CitiSelect(R) Portfolios and other CitiFunds. See "Exchanges."

DIVIDENDS: Dividends, if any, are declared and paid semi-annually. Net capital gains, if any, are distributed annually. See "Dividends and Distributions."

REINVESTMENT: All dividends and capital gains distributions may be received either in cash or in Fund shares at net asset value. See "Dividends and Distributions."

WHO SHOULD INVEST: Investing primarily in common stock of U.S. issuers, the Fund is designed for investors seeking long-term capital growth and for whom current income is not a primary consideration. The Fund is designed for long-term investors who are willing to accept the risks of potential loss associated with opportunities for above-average growth, who can tolerate substantial changes in the value of their investment and who do not require current income from their investment.

RISK FACTORS: There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. Equity securities fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and the potential for takeovers and acquisitions. The value of debt securities generally fluctuates based on changes in the actual and perceived creditworthiness of issuers. Also, the value of debt securities generally goes down when interest rates go up, and vice versa. As a result, an investor's shares may be worth more or less at redemption than at the time of purchase.

    Investors in the Fund should be aware that the securities of companies with small market capitalizations may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. Further, there is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile.

    The Fund may invest a portion of its assets in non-U.S. securities. The special risks of investing in non-U.S. securities include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. The Fund's non-U.S. securities often will trade in non-U.S. currencies, which can be volatile and may be subject to governmental controls or intervention. In addition, securities of non-U.S. issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in securities of issuers in developing countries, and all of these risks are increased for investments in issuers in developing countries.

    Certain investment practices, such as the use of forward non-U.S. currency exchange contracts, also may entail special risks. See "Risk Considerations" and the Appendix for more information.

EXPENSE SUMMARY
--------------------------------------------------------------------------------

The following table summarizes estimated shareholder transaction and annual operating expenses for shares of the Fund. For more information on costs and expenses, see "Management" -- page 11 and "General Information -- Expenses" -- page 15.*
                                                           CITIFUNDS LARGE CAP
                                                           GROWTH PORTFOLIO(1)
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES ..........................       None
ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVERS AND
  REIMBURSEMENTS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Management Fees(3) ........................................       0.90%
12b-1 Fees (including service fees)(2) ....................       0.25%
Other Expenses
  Administrative Services Fees ............................      None (3)
  Other Operating Expenses ................................       0.10%
Total Fund Operating Expenses .............................       1.25%

  * This table is intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers and reimbursements. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at these levels.
   (1) The expense information in this table has been restated to reflect current fees.
   (2) 12b-1 distribution fees are asset-based sales charges. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
   (3) A combined fee for investment advisory and administrative services.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:
                                 ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------
CITIFUNDS LARGE CAP GROWTH
 PORTFOLIO (1) ..................   $60         $85           $113        $191

(1) The expense information in this table has been restated to reflect current fees.

The Example assumes a 5% annual return and that all dividends are reinvested and reflects certain voluntary fee waivers. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table provides condensed financial information about the Fund for the periods indicated. The information below should be read in conjunction with the financial statements appearing in the Fund's Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the tables below, have been audited by Price Waterhouse LLP, independent accountants. The report of Price Waterhouse LLP is included in the Fund's Annual Report. Copies of the Annual Report may be obtained without charge from an investor's Service Agent or by calling 1-800-625-4554.

                  -----------------------------------------------------------------------------------------------------------------
                                                             CITIFUNDS LARGE CAP GROWTH PORTFOLIO
                                                                     FINANCIAL HIGHLIGHTS
                            TEN MONTHS                                                                            OCTOBER 19, 1990
                               ENDED                                                                             (COMMENCEMENT OF
                            OCTOBER 31,                                 YEAR ENDED DECEMBER 31,                   OPERATIONS) TO
                              1997(A)          1996          1995        1994+      1993      1992      1991     DECEMBER 31, 1990
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period ..       $              $17.20        $14.13      $14.80     $13.23    $12.36    $ 9.57        $ 9.14
                               ------         ------        ------      ------     ------    ------    ------        ------
Income from Operations:
Net investment income ..                       0.122         0.211       0.173      0.071**   0.065     0.126         0.065
Net realized and
  unrealized gain
  (loss) on investments                        2.250         3.651      (0.245)     1.550     0.868     2.797         0.423
                               ------         ------        ------      ------     ------    ------    ------        ------
    Total from
      operations .......                       2.372         3.862      (0.072)     1.621     0.933     2.923         0.488
                               ------         ------        ------      ------     ------    ------    ------        ------
Less Dividends and
Distributions From:
  Net investment
    income .............                      (0.118)       (0.210)     (0.169)    (0.051)   (0.063)   (0.133)       (0.058)
  Net realized gain on
    investments ........                      (1.204)       (0.582)     (0.429)     --        --        --             --
                               ------         ------        ------      ------     ------    ------    ------        ------
    Total from
      dividends and
      distributions                           (1.322)       (0.792)     (0.598)    (0.051)   (0.063)   (0.133)       (0.058)
                               ------         ------        ------      ------     ------    ------    ------        ------
Net Asset Value, end
  of period ............       $00000         $18.25        $17.20      $14.13     $14.80    $13.23    $12.36        $ 9.57
                               ======         ======        ======      ======     ======    ======    ======        ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's omitted)       $            $228,954      $213,729    $183,975   $200,903   $10,973    $9,181        $6,026
Ratio of expenses to               %(B)
  average net assets ...                       1.05%(B)      1.05%(B)    1.05%(B)   1.07%       1.40%   1.40%          1.40%*
Ratio of net
  investment income to             %
  average net assets ...                       0.67%         1.30%       1.15%      0.52%       0.53%   1.12%          3.48%*
Portfolio turnover (C)        --                --            --            1%        23%         79%     68%            0%
Total return ...........           %          13.84%        27.55%      (0.41%)    12.26%       7.60%  30.73%         5.34%

Note: If agents of the Fund for the periods indicated had not waived a portion of their fees and had expenses been limited as required by certain state securities laws for periods before December 31, 1992, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  (loss) per share .....       $              $0.067        $0.170      $0.136     $0.029** $(0.070)   $0.002        $0.044
RATIOS:
Expenses to average
  net assets ...........             (B)       1.35%(B)      1.30%(B)    1.29%(B)   1.37%     2.50%     2.50%         2.50%*
Net investment income
  (loss) to average
  net assets ...........            %          0.37%         1.05%       0.91%      0.21%   (0.57)%     0.02%         2.38%*

  * Annualized.
 ** The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A) The Fund changed its fiscal year end from December 31 to October 31.
(B) Includes the Fund's share of the Portfolio's allocated expenses for periods subsequent to May 1, 1994.
(C) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rates for the fiscal years ended December 31, 1995 and 1996 and for the ten months ended October 31, 1997 are included under "Investment Information -- Certain Additional Investment Policies."
  + On May 1, 1994 the Fund began investing all of its investable assets in the Portfolio.

                            INVESTMENT INFORMATION
-------------------------------------------------------------------------------

    INVESTMENT OBJECTIVE: The investment objective of the Fund is long-term capital growth. Dividend income, if any, is incidental to this investment objective.

    The investment objective of the Fund may be changed by its Trustees without approval by the Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES: The Fund seeks its objective by investing in a broadly diversified portfolio of equity securities consisting mainly of common stocks of U.S. issuers. Under normal circumstances, at least 65% of the Fund's total assets is invested in equity securities.

    In selecting equity securities the Manager emphasizes securities issued by Established Companies which the Manager believes possess above-average prospects for growth. The Manager may also select other securities which it believes provide an opportunity for appreciation, such as fixed income securities and convertible and non-convertible bonds, preferred stocks and warrants. All of the Fund's long-term non-convertible debt investments are investment grade securities or securities which the Manager believes to be of comparable quality. Less than 5% of the Fund's investments consist of securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Rating Services ("S&P").

CERTAIN ADDITIONAL INVESTMENT POLICIES: NON-U.S. SECURITIES. While the Fund emphasizes U.S. securities, the Fund may invest a portion of its assets in non-U.S. equity and debt securities, including depository receipts. The Fund does not intend to invest more than 25% of its assets in non-U.S. securities, including sponsored American Depositary Receipts, which represent the right to receive securities of non-U.S. issuers deposited in a U.S. or correspondent bank. The Fund may invest up to 5% of its assets in closed-end investment companies which primarily hold non-U.S. securities.

    TEMPORARY INVESTMENTS. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

    OTHER PERMITTED INVESTMENTS. For more information regarding the Fund's permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page 16. The Fund will not necessarily invest or engage in each of the investments and investment practices in the Appendix but reserves the right to do so.

    INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Fund, including a limitation that the Fund may borrow money from banks in an amount not to exceed 1/3 of the Fund's net assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Except as otherwise indicated, the Fund's investment objective and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Fund's securities will not be a violation of policy.

    PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal years ended December 31, 1995 and 1996, and for the period from January 1, 1997 to October 31, 1997, the turnover rates for the Portfolio were 67%, 90% and %, respectively. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

    BROKERAGE TRANSACTIONS. The primary consideration in placing the Fund's security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.

                             RISK CONSIDERATIONS
--------------------------------------------------------------------------------

    The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

    CHANGES IN NET ASSET VALUE. The Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. This means that an investor's shares may be worth more or less at redemption than at the time of purchase. Equity securities fluctuate in response to general market and economic conditions and other factors, including actual and anticipated earnings, changes in management, political developments and the potential for takeovers and acquisitions. During periods of rising interest rates the value of debt securities generally declines, and during periods of falling rates the value of these securities generally increases. Changes by recognized rating agencies in the rating of any debt security, and actual or perceived changes in an issuer's ability to make principal or interest payments, also affect the value of these investments.

    CREDIT RISK OF DEBT SECURITIES. Investors should be aware that securities offering above average yields may at times involve above average risks. Securities rated Baa by Moody's or BBB by S&P and equivalent securities may have speculative characteristics. Adverse economic or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade obligations.

    SMALL CAP COMPANIES. Investors in the Fund should be aware that the securities of companies with small market capitalizations may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. Further, there is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile.

    NON-U.S. SECURITIES. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Fund.

    Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

    The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those attributable to U.S. investing. As a result, the operating expense ratio of the Fund may be higher than those of investment companies investing exclusively in U.S. securities.

    The Fund may invest in securities of issuers in developing countries, and all of these risks are increased for investments in issuers in developing countries.

    INVESTMENT PRACTICES. Certain of the investment practices employed for the Fund may entail certain risks. These risks are in addition to risks described above and are described in the Appendix. See the Appendix -- Permitted Investments and Investment Practices on page 16.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE: The Fund does not invest directly in securities. Instead, the Fund is permitted to invest all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, the rules and regulations thereunder, and exemptive orders granted under such Act. Currently, the Fund invests all of its investable assets in the Portfolio, which is a mutual fund having the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies. Of course, there can be no assurance that the Fund or the Portfolio will achieve its objective. The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio the Fund could either invest directly in securities in accordance with the investment policies described above or invest in one or more mutual funds or pooled investment vehicles having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

    Certain investment restrictions of the Portfolio cannot be changed without approval by the investors in the Portfolio. These policies are described in the Statement of Additional Information. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. The differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, LFBDS at (617) 423-1769.

                             VALUATION OF SHARES
--------------------------------------------------------------------------------

    Net asset value per share of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) by adding the market value of all securities and other assets attributable to the Fund (including the Fund's interest in the Portfolio), then subtracting the liabilities charged to the shares, and then dividing the result by the number of outstanding shares. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

    Portfolio securities and other assets are valued primarily on the basis of market quotations, or if quotations are not available, by a method believed to accurately reflect fair value. Non-U.S. securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In light of the non-U.S. nature of some of the Fund's investments, trading may take place in securities held by the Fund on days which are not Business Days and on which it will not be possible to purchase or redeem shares of the Fund.

                                  PURCHASES
--------------------------------------------------------------------------------

    Shares of the Fund are offered continuously and may be purchased on any Business Day at the public offering price. The public offering price is the net asset value next determined after an order is transmitted to and accepted by the Transfer Agent. The Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

    Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Service Agents may receive certain fees from the Distributor and/ or the Fund. See "Management -- Distribution Arrangements." Customers should contact their Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

    From time to time the Distributor may make payments for distribution and/ or shareholder servicing activities out of its past profits and other sources available to it. The Distributor also may make payments for marketing, promotional or related expenses to dealers who engage in marketing efforts on behalf of the Fund. The amounts of these payments will be determined by the Distributor in its sole discretion and may vary among different dealers.

                                  EXCHANGES
--------------------------------------------------------------------------------

    Shares may be exchanged for shares of the CitiSelect Portfolios and other CitiFunds, or may be acquired through an exchange of shares of those funds.

    Shareholders must place exchange orders through the Transfer Agent or, if they are customers of a Service Agent, though their Service Agent, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received and accepted by the Transfer Agent. See "Valuation of Shares." Shares of the Fund may be exchanged only after payment in federal funds for the shares has been made.

    This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange Commission ("SEC") rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

                                 REDEMPTIONS
--------------------------------------------------------------------------------

    Fund shares may be redeemed at their net asset value next determined after a redemption request in proper form is received by the Transfer Agent. The Transfer Agent is responsible for the prompt transmission of redemption orders to the Fund on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Shareholders should consult their Service Agents for details. A redemption is treated as a sale of the shares redeemed and could result in taxable gain or loss to the shareholder making the redemption.

    REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the Transfer Agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

    PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the next Business Day, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).

    Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

                         DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

    Substantially all of the Fund's net income from dividends and interest, if any, is paid to its shareholders of record as a dividend semiannually.

    The Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually. The Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

    A shareholder may elect to receive dividends and capital gains distributions in either cash or additional shares of the Fund issued at net asset value without a sales charge.

                                  MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS: The Fund is supervised by the Board of Trustees of CitiFunds Trust II. The Portfolio is supervised by the Board of Trustees of The Premium Portfolios. In each case, a majority of the Trustees are not affiliated with Citibank. In addition, a majority of the disinterested Trustees of the Fund are different from a majority of the disinterested Trustees of the Portfolio. More information on the Trustees and officers of the Fund and Portfolio appears under "Management" in the Statement of Additional Information.

INVESTMENT MANAGER: Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $88 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp. Citibank also serves as investment adviser to other registered investment companies. Citibank's address is 153 East 53rd Street, New York, New York 10043.

    Subject to policies set by the Trustees, Citibank is responsible for overall management of the Fund's business affairs pursuant to a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. Pursuant to a sub-administrative services agreement, the Distributor performs such sub-administrative duties for the Fund as from time to time are agreed upon by Citibank and the Distributor. The Distributor's compensation as sub-administrator is paid by Citibank.

    Grant D. Hobson and Richard Goldman have managed the Fund since January 1996. Mr. Hobson is responsible for managing U.S. equity portfolios for mutual funds, trust and pension accounts of Citibank Global Asset Management and currently manages, or co-manages, more than $4 billion of total assets at Citibank. Prior to joining Citibank in 1993, Mr. Hobson was a securities analyst and sector manager for pension accounts and mutual funds for Axe Houghton, formerly a division of USF&G. Mr. Goldman is responsible for managing U.S. equity portfolios for mutual funds and institutional accounts, and for quantitative equity research for the U.S. institutional business of Citibank Global Asset Management. He currently manages, or co-manages, approximately $4 billion of total assets at Citibank. He joined Citicorp's Investment Management Division in 1985 and from 1988 to 1994 was responsible for running Citicorp's Institutional Investor Relations Department.

                               ----------------

    Management's discussion of the Fund's performance is included in the Fund's Annual Report to Shareholders, which investors may obtain without charge by calling 1-800-625-4554.

    MANAGEMENT FEES. For its services under the Management Agreements with respect to the Fund and the Portfolio, Citibank receives fees, which are computed daily and paid monthly, at annual rates equal to 0.30% of the Fund's average net assets, and 0.60% of the Portfolio's average net assets. These combined management fees are higher than the management fees paid by most mutual funds.

    For the fiscal year ended December 31, 1996, the investment advisory fees paid to Citibank under a prior investment advisory agreement were 0.50% of the Fund's average daily net assets for that fiscal year. For the period from January 1, 1997 to October 31, 1997, the management fees paid to Citibank under a prior investment advisory agreement and the current Management Agreements were ___% of the Fund's average daily net assets for that period.

    BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

    BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Management Agreements and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the investment manager or a Service Agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent, dividend disbursing agent and custodian for the Fund. Securities may be held by a sub-custodian bank approved by the Trustees. State Street also provides fund accounting services and calculates the daily net asset value for the Fund. The principal business address of State Street Bank and Trust Company is 225 Franklin Street, Boston, Massachusetts 02110.

DISTRIBUTION ARRANGEMENTS: LFBDS, 6 St. James Avenue, Boston, MA 02116 (telephone: (617) 423-1679), is the Distributor of the Fund's shares. Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. These fees may be used to make payments to the Distributor for distribution services, to Service Agents and others as compensation for the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts.

    The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

    During the period they are in effect, the Service Plan and related Distribution Agreement obligate the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Service Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

                                 TAX MATTERS
--------------------------------------------------------------------------------

    This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

    The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. The Fund may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce the Fund's dividends.

    Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Generally, distributions from the Fund's net investment income and short-term capital gains will be taxed as ordinary income. A portion of distributions from net investment income may be eligible for the dividends-received deduction available to corporations. Distributions of long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. It is uncertain at this time whether all or any part of such long-term capital gains will be eligible to be taxed at a maximum rate below 28%.

    Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares just before the Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    Early each year, the Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

                           PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

    The Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

    The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one-year period and is shown as a percentage of the maximum offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 30-day or one-month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund may also provide yield and effective yield quotations for longer periods.

    Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on his or her investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.

                             GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION: The Fund is a series of CitiFunds Trust II, a Massachusetts business trust which was organized on April 13, 1984; it also is an open-end management investment company registered under the 1940 Act. Prior to January 2, 1998, CitiFunds Trust II was known as "Landmark Funds II."

    The Fund is a diversified mutual fund. Under the 1940 Act, a diversified series or mutual fund must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the mutual fund and not more than 10% of the voting securities of the issuer.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

    The Fund is permitted to invest all or a portion of its assets in one or more investment companies. The Fund currently invests in the Portfolio. The Portfolio is a series of The Premium Portfolios, a New York trust. Prior to November 1, 1997, the Portfolio was known as "Equity Portfolio."

VOTING AND OTHER RIGHTS: CitiFunds Trust II may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of CitiFunds Trust II have equal voting rights except that, in matters affecting only a particular series, only shares of that particular series are entitled to vote.

    At any meeting of shareholders of the Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Service Agent is the holder of record.

    As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's or Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.

CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in the Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agents and tax and retirement advisers.

EXPENSES: In addition to amounts payable under its Management Agreement and Service Plan, the Fund is responsible for its own expenses, including among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums.

    COUNSEL AND INDEPENDENT AUDITORS: Bingham Dana LLP, Boston, Massachusetts is counsel for the Fund. Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, serves as independent auditor for the Fund.

                               ----------------

    The Statement of Additional Information dated the date hereof contains more detailed information about the Fund and the Portfolio, including information relating to (i) investment policies and restrictions, (ii) the Trustees, officers, and investment manager, (iii) securities transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

    No person has been authorized to give any information or make any representations not contained in this Prospectus or the Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                   APPENDIX

                          PERMITTED INVESTMENTS AND
                             INVESTMENT PRACTICES
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements in order to earn a return on temporarily available cash. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

    REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When the Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, the Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Fund would not exceed 30% of the Fund's total assets.

    In the event of the bankruptcy of the other party to a securities loan, a repurchase agreement or a reverse repurchase agreement, the Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities loaned or sold has increased or the value of the securities purchased has decreased, the Fund could experience a loss.

    RULE 144A SECURITIES. The Fund may purchase restricted securities that are not registered for sale to the general public. If the Manager determines that there is a dealer or institutional market in the securities, the securities will not be treated as illiquid for purposes of the Fund's investment limitations. The Trustees will review these determinations. These securities are known as "Rule 144A securities" because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new, and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

    CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

    In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security), or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

    PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

    "WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

    FUTURES CONTRACTS. The Fund may purchase stock index futures in order to protect against declines in the value of portfolio securities or increases in the cost of securities or other assets to be acquired and, subject to applicable law, to enhance potential gain. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a security at a specified future time and price, or for making payment of a cash settlement based on changes in the value of a security, an index of securities or other assets. In many cases, the futures contracts that may be purchased by the Fund are standardized contracts traded on commodities exchanges or boards of trade. Because the value of a futures contract changes based on the price of the underlying security or other asset, futures contracts are commonly referred to as "derivatives." Futures contracts are a generally accepted part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

    When the Fund purchases or sells a futures contract, it is required to make an initial margin deposit. Although the amount may vary, initial margin can be as low as 1% or less of the face amount of the contract. Additional margin may be required as the contract fluctuates in value. Since the amount of margin is relatively small compared to the value of the securities covered by a futures contract, the potential for gain or loss on a futures contract is much greater than the amount of the Fund's initial margin deposit. The Fund does not currently intend to enter into a futures contract if, as a result, the initial margin deposits on all of the Fund's futures contracts would exceed approximately 5% of the Fund's net assets. Also, the Fund intends to limit its futures contracts so that the value of the securities covered by its futures contracts would not generally exceed 50% of the market value of the Fund's total assets other than its futures contracts and to segregate sufficient assets to meet its obligations under outstanding futures contracts.

    The ability of the Fund to utilize futures contracts successfully will depend on the Manager's ability to predict stock price movements, which cannot be assured. In addition to general risks associated with any investment, the use of futures contracts entails the risk that, to the extent the Manager's view as to stock price movements is incorrect, the use of futures contracts could result in losses greater than if they had not been used. This could happen, for example, if there is a poor correlation between price movements of futures contracts and price movements in the Fund's related portfolio position. Also, the futures markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. When futures contracts are used for hedging, even if they are successful in minimizing the risk of loss due to a decline in the value of the hedged position, at the same time they limit any potential gain which might result from an increase in value of such position. As noted, the Fund may also enter into transactions in futures contracts for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, the Fund may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income. In addition, the markets for such instruments may be extremely volatile from time to time, which could increase the risks incurred by the Fund in entering into such transactions.

    The use of futures contracts potentially exposes the Fund to the effects of "leveraging," which occurs when futures are used so that the Fund's exposure to the market is greater than it would have been if the Fund had invested directly in the underlying securities. "Leveraging" increases the Fund's potential for both gain and loss. As noted above, the Fund intends to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Fund. The use of futures contracts may increase the amount of taxable income of the Fund and may affect in other ways the amount, timing and character of the Fund's income for tax purposes, as more fully discussed in the section entitled "Certain Additional Tax Matters" in the Statement of Additional Information.

    The use of futures by the Fund and some of their risks are described more fully in the Statement of Additional Information.

    SECURITIES OF ISSUERS IN DEVELOPING COUNTRIES. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return and greater risks. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and
(iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

    CURRENCY EXCHANGE CONTRACTS. Forward currency exchange contracts may be entered into for the Fund for the purchase or sale of non-U.S. currency for hedging purposes against adverse rate changes or otherwise to achieve the Fund's investment objectives. A currency exchange contract allows a definite price in dollars to be fixed for securities of non-U.S. issuers that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

    LOWER-RATED DEBT SECURITIES. The Fund may purchase lower-rated securities (those rated Baa or better by Moody's or BBB or better by S&P) which may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.

    COMMERCIAL PAPER. The Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

                                   PROSPECTUS
--------------------------------------------------------------------------------
                                JANUARY 2, 1998
                      CITIFUNDS SMALL CAP GROWTH PORTFOLIO
                 (A Member of the CitiFunds(SM) Family of Funds)

    This Prospectus describes CitiFunds Small Cap Growth Portfolio, a mutual fund in the CitiFunds Family of Funds. Citibank, N.A. is the investment manager.

--------------------------------------------------------------------------------
    UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND MAY SEEK ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN ONE OR MORE INVESTMENT COMPANIES. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE 8.
--------------------------------------------------------------------------------
REMEMBER THAT SHARES OF THE FUND:

o ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK OR ANY OF ITS AFFILIATES

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

    This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1998 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by calling 1-800-625-4554.

----------------------------------------
 TABLE OF CONTENTS
 2  Prospectus Summary
    ------------------------------------
 4  Expense Summary
    ------------------------------------
 5  Condensed Financial Information
    ------------------------------------
 6  Investment Information
    ------------------------------------
 7  Risk Considerations
    ------------------------------------
 8  Valuation of Shares
    ------------------------------------
    Purchases
 9  Exchanges
    Redemptions
    ------------------------------------
10  Dividends and Distributions
    Management
    ------------------------------------
12  Tax Matters
    Performance Information
    ------------------------------------
13  General Information
    ------------------------------------
15  Appendix -- Permitted Investments
                and Investment Practices
----------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

    See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUND: This Prospectus describes CitiFunds Small Cap Growth Portfolio (formerly known as "Landmark Small Cap Equity Fund") (the "Fund"). Because the Fund currently invests through Small Cap Growth Portfolio (the "Portfolio"), all references in this Prospectus to the Fund include the Portfolio, except as otherwise noted.

INVESTMENT OBJECTIVE AND POLICIES: The Fund's objective is long-term capital growth. Dividend income, if any, is incidental to this investment objective. Through the Portfolio, the Fund invests primarily in stocks of U.S. issuers that have small market capitalizations (i.e., those issuers with market capitalizations below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the equity market). In addition, the Fund may invest in companies that are believed to be emerging companies relative to their potential markets.

INVESTMENT MANAGER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Manager"), a wholly-owned subsidiary of Citicorp, is the investment manager. Citibank and its affiliates manage more than $88 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of the Fund. See "Management."

PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Fund through a Service Agent on any day the New York Stock Exchange is open for trading. See "Purchases" and "Redemptions."

PRICING: Shares of the Fund are purchased and redeemed at net asset value, without a sales load or redemption fees. Shares of the Fund are subject to a fee of up to 0.25% per annum of the Fund's average daily net assets for distribution, sales and marketing and shareholder services. See "Purchases" and "Management -- Distribution Arrangements."

EXCHANGES: Shares may be exchanged for shares of the CitiSelect(R) Portfolios and other CitiFunds. See "Exchanges."

DIVIDENDS: Dividends, if any, are declared and paid semi-annually. Net capital gains, if any, are distributed annually. See "Dividends and Distributions."

REINVESTMENT: All dividends and capital gains distributions may be received either in cash or in Fund shares at net asset value. See "Dividends and Distributions."

WHO SHOULD INVEST: Investing primarily in common stock of U.S. issuers, the Fund is designed for investors seeking long-term capital growth and for whom current income is not a primary consideration. The Fund is designed for long-term investors who are willing to accept the risks of potential loss associated with opportunities for above-average growth, who can tolerate substantial changes in the value of their investment and who do not require current income from their investment.

RISK FACTORS: There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. Equity securities fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and the potential for takeovers and acquisitions. The value of debt securities generally fluctuates based on changes in the actual and perceived creditworthiness of issuers. Also, the value of debt securities generally goes down when interest rates go up, and vice versa. As a result, an investor's shares may be worth more or less at redemption than at the time of purchase.

    Investors in the Fund should be aware that the securities of companies with small market capitalizations may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. Further, there is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile. Shares of the Fund, therefore, may be subject to greater fluctuation in value than shares of an equity fund investing primarily in securities of larger, more established companies.

    The Fund may invest a portion of its assets in non-U.S. securities. The special risks of investing in non-U.S. securities include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. The Fund's non-U.S. securities often will trade in non-U.S. currencies, which can be volatile and may be subject to governmental controls or intervention. In addition, securities of non-U.S. issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in securities of issuers in developing countries, and all of these risks are increased for investments in issuers in developing countries.

    Certain investment practices, such as the use of forward non-U.S. currency exchange contracts, also may entail special risks. See "Risk Considerations" and the Appendix for more information.

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------
The following table summarizes estimated shareholder transaction and annual operating expenses for shares of the Fund. For more information on costs and expenses, see "Management" -- page 10 and "General Information -- Expenses" -- page 14.*
                                                            --------------------
                                                             CITIFUNDS SMALL CAP
                                                             GROWTH PORTFOLIO(1)
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES ..........................       None
ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVERS AND
  REIMBURSEMENTS
  (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Management Fees(3) ........................................       1.10%
12b-1 Fees (including service fees)(2) ....................       0.25%
Other Expenses
  Administrative Services Fees ............................     None (3)
  Other Operating Expenses ................................       0.38%
Total Fund Operating Expenses .............................       1.73%

  * This table is intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers and reimbursements. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at these levels.
   (1) The expense information in this table has been restated to reflect current fees.
   (2) 12b-1 distribution fees are asset-based sales charges. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
   (3) A combined fee for investment advisory and administrative services.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:
                             ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
CITIFUNDS SMALL CAP GROWTH
  PORTFOLIO (1) ............   $64           $99            $137         $242

(1) The expense information in this table has been restated to reflect current fees.

The Example assumes a 5% annual return and that all dividends are reinvested and reflects certain voluntary fee waivers. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table provides condensed financial information about the Fund for the periods indicated. The information below should be read in conjunction with the financial statements appearing in the Fund's Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the tables below, have been audited by Price Waterhouse LLP, independent accountants. The report of Price Waterhouse LLP is included in the Fund's Annual Report. Copies of the Annual Report may be obtained without charge from an investor's Service Agent or by calling 1-800-625-4554.

                             -----------------------------------------------
                                CITIFUNDS SMALL CAP GROWTH PORTFOLIO
                                        FINANCIAL HIGHLIGHTS
                                                                 JUNE 21, 1995
                                                                (COMMENCEMENT OF
                          TEN MONTHS ENDED     YEAR ENDED        OPERATIONS) TO
                             OCTOBER 31,      DECEMBER 31,        DECEMBER 31,
                              1997(A)            1996                 1995
------------------------------------------------------------------------------
Net Asset Value, beginning
  of period ..............   $                  $14.32               $10.00
                             ------             ------               ------
Income from Operations:
Net investment income ....                      (0.016)                 0.05
Net realized and
  unrealized gain ........                       5.407                  4.42
                             ------             ------               ------
    Total from operations                        5.391                  4.47
                             ------             ------               ------
Less Distributions From:
  Net investment income ..                        --                   (0.05)
  Net realized gain ......                      (1.501)                (0.10)
                             ------             ------               ------
    Total from
      distributions ......                      (1.501)                (0.15)
                             ------             ------               ------
Net Asset Value, end of
  period .................   $                  $18.21                $14.32
                             ======             ======               ======
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
  (000's omitted) ........   $                 $24,311                $5,148
Ratio of expenses to
  average net assets(B) ..        %               0.88%                   0%
Ratio of net investment
  income (loss) to average
  net assets .............        %              (0.13)                1.21%*
Total return .............                       37.80%               44.78%**

Note: If agents of the Fund and of the Portfolio had not voluntarily waived a portion of their fees or assumed Fund expenses and had expenses been limited to that required by certain state securities laws for the period ended December 31, 1995, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  per share ..............   $                 $(0.133)              $(0.288)
RATIOS:
Expenses to average
net assets (B) ...........        %              1.83%                 2.50%*
Net investment income
  (loss) to average net
  assets .................        %            (1.08)%               (1.29)%*

  * Annualized.
 ** Not annualized.
(A) The Fund changed its fiscal year end from December 31 to October 31.
(B) Includes the Fund's share of the Portfolio's allocated expenses.

                             INVESTMENT INFORMATION
--------------------------------------------------------------------------------

    INVESTMENT OBJECTIVE: The investment objective of the Fund is long-term capital growth. Dividend income, if any, is incidental to this investment objective.

    The investment objective of the Fund may be changed by its Trustees without approval by the Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES: The Fund seeks its objective by investing in a diversified portfolio consisting primarily of equity securities of U.S. companies that have small market capitalizations. Under normal circumstances, at least 65% of the Fund's total assets is invested in equity securities of these companies. Small market capitalization companies are those with market capitalizations below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the equity market. In addition, the Fund may invest in companies that are believed to be emerging companies relative to their potential markets.

    The Manager may also select other securities for the Fund that it believes provide an opportunity for appreciation, such as fixed income securities and convertible and non-convertible bonds. Most of the Fund's long-term non-convertible debt investments are investment grade securities, and less than 5% of the Fund's investments consist of securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Rating Services ("S&P").

CERTAIN ADDITIONAL INVESTMENT POLICIES: NON-U.S. SECURITIES. While the Fund emphasizes U.S. securities, the Fund may invest a portion of its assets in non-U.S. equity and debt securities, including depository receipts. The Fund does not intend to invest more than 25% of its assets in non-U.S. securities, including sponsored American Depositary Receipts, which represent the right to receive securities of non-U.S. issuers deposited in a U.S. or correspondent bank. The Fund may invest up to 5% of its assets in closed-end investment companies which primarily hold non-U.S. securities.

    TEMPORARY INVESTMENTS. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

    OTHER PERMITTED INVESTMENTS. For more information regarding the Fund's permitted investments and investment practices, see the Appendix -- Permitted Investments and Investment Practices on page 15. The Fund will not necessarily invest or engage in each of the investments and investment practices in the Appendix but reserves the right to do so.

    INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Fund, including a limitation that the Fund may borrow money from banks in an amount not to exceed 1/3 of the Fund's net assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Except as otherwise indicated, the Fund's investment objective and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Fund's securities will not be a violation of policy.

    PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from June 2, 1995 (commencement of operations) to December 31, 1995, the fiscal year ended December 31, 1996, and the period from January 1, 1997 to October 31, 1997, the turnover rates for the Portfolio were 41%, 89% and %, respectively. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

    BROKERAGE TRANSACTIONS. The primary consideration in placing the Fund's security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.

                               RISK CONSIDERATIONS
--------------------------------------------------------------------------------

    The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

    CHANGES IN NET ASSET VALUE. The Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. This means that an investor's shares may be worth more or less at redemption than at the time of purchase. Equity securities fluctuate in response to general market and economic conditions and other factors, including actual and anticipated earnings, changes in management, political developments and the potential for takeovers and acquisitions. During periods of rising interest rates the value of debt securities generally declines, and during periods of falling rates the value of these securities generally increases. Changes by recognized rating agencies in the rating of any debt security, and actual or perceived changes in an issuer's ability to make principal or interest payments, also affect the value of these investments.

    CREDIT RISK OF DEBT SECURITIES. Investors should be aware that securities offering above average yields may at times involve above average risks. Securities rated Baa by Moody's or BBB by S&P and equivalent securities may have speculative characteristics. Adverse economic or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade obligations.

    SMALL CAP COMPANIES. Investors in the Fund should be aware that the securities of companies with small market capitalizations may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. Further, there is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile.

    NON-U.S. SECURITIES. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Fund.

    Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

    The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those attributable to U.S. investing. As a result, the operating expense ratio of the Fund may be higher than those of investment companies investing exclusively in U.S. securities.

    The Fund may invest in securities of issuers in developing countries, and all of these risks are increased for investments in issuers in developing countries.

    INVESTMENT PRACTICES. Certain of the investment practices employed for the Fund may entail certain risks. These risks are in addition to risks described above and are described in the Appendix. See the Appendix -- Permitted Investments and Investment Practices on page 15.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE: The Fund does not invest directly in securities. Instead, the Fund is permitted to invest all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, the rules and regulations thereunder, and exemptive orders granted under such Act. Currently, the Fund invests all of its investable assets in the Portfolio, which is a mutual fund having the same investment objective and policies as the Fund. The Portfolio, in turn, buys, holds and sells securities in accordance with this objective and these policies. Of course, there can be no assurance that the Fund or the Portfolio will achieve its objective. The Trustees of the Fund believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio the Fund could either invest directly in securities in accordance with the investment policies described above or invest in one or more mutual funds or pooled investment vehicles having the same investment objective and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

    Certain investment restrictions of the Portfolio cannot be changed without approval by the investors in the Portfolio. These policies are described in the Statement of Additional Information. When the Fund is asked to vote on certain matters concerning the Portfolio, the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. The differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, LFBDS at (617) 423-1769.

                               VALUATION OF SHARES
--------------------------------------------------------------------------------

    Net asset value per share of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) by adding the market value of all securities and other assets attributable to the Fund (including the Fund's interest in the Portfolio), then subtracting the liabilities charged to the shares, and then dividing the result by the number of outstanding shares. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

    Portfolio securities and other assets are valued primarily on the basis of market quotations, or if quotations are not available, by a method believed to accurately reflect fair value. Non-U.S. securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In light of the non-U.S. nature of some of the Fund's investments, trading may take place in securities held by the Fund on days which are not Business Days and on which it will not be possible to purchase or redeem shares of the Fund.

                                    PURCHASES
--------------------------------------------------------------------------------

    Shares of the Fund are offered continuously and may be purchased on any Business Day at the public offering price. The public offering price is the net asset value next determined after an order is transmitted to and accepted by the Transfer Agent. The Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

    Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Service Agents may receive certain fees from the Distributor and/ or the Fund. See "Management -- Distribution Arrangements." Customers should contact their Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

    From time to time the Distributor may make payments for distribution and/ or shareholder servicing activities out of its past profits and other sources available to it. The Distributor also may make payments for marketing, promotional or related expenses to dealers who engage in marketing efforts on behalf of the Fund. The amounts of these payments will be determined by the Distributor in its sole discretion and may vary among different dealers.

                                    EXCHANGES
--------------------------------------------------------------------------------

    Shares may be exchanged for shares of the CitiSelect Portfolios and other CitiFunds, or may be acquired through an exchange of shares of those funds.

    Shareholders must place exchange orders through the Transfer Agent or, if they are customers of a Service Agent, though their Service Agent, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received and accepted by the Transfer Agent. See "Valuation of Shares." Shares of the Fund may be exchanged only after payment in federal funds for the shares has been made.

    This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange Commission ("SEC") rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

                                   REDEMPTIONS
--------------------------------------------------------------------------------

    Fund shares may be redeemed at their net asset value next determined after a redemption request in proper form is received by the Transfer Agent. The Transfer Agent is responsible for the prompt transmission of redemption orders to the Fund on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Shareholders should consult their Service Agents for details. A redemption is treated as a sale of the shares redeemed and could result in taxable gain or loss to the shareholder making the redemption.

    REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the Transfer Agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

    PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the next Business Day, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).

    Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

    Substantially all of the Fund's net income from dividends and interest, if any, is paid to its shareholders of record as a dividend semiannually.

    The Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually. The Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

    A shareholder may elect to receive dividends and capital gains distributions in either cash or additional shares of the Fund issued at net asset value without a sales charge.

                                   MANAGEMENT
--------------------------------------------------------------------------------

    TRUSTEES AND OFFICERS: The Fund is supervised by the Board of Trustees of CitiFunds Trust II. The Portfolio is supervised by the Board of Trustees of The Premium Portfolios. In each case, a majority of the Trustees are not affiliated with Citibank. In addition, a majority of the disinterested Trustees of the Fund are different from a majority of the disinterested Trustees of the Portfolio. More information on the Trustees and officers of the Fund and Portfolio appears under "Management" in the Statement of Additional Information.

INVESTMENT MANAGER: Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $88 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp. Citibank also serves as investment adviser to other registered investment companies. Citibank's address is 153 East 53rd Street, New York, New York 10043.

    Subject to policies set by the Trustees, Citibank is responsible for overall management of the Fund's business affairs pursuant to a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. Pursuant to a sub-administrative services agreement, the Distributor performs such sub-administrative duties for the Fund as from time to time are agreed upon by Citibank and the Distributor. The Distributor's compensation as sub-administrator is paid by Citibank.

    Linda J. Intini has managed the Fund since February 1997. Ms. Intini has over nine years of experience specializing in the management of small cap equities, including over $300 million of Citibank's small cap portfolios for trusts and individuals. Prior to joining Citibank in 1992, she was a Portfolio Manager and Research Analyst with Manufacturers Hanover in the Special Equity area. She also specialized in equity research at Eberstadt Fleming.

                               ----------------

    Management's discussion of the Fund's performance is included in the Fund's Annual Report to Shareholders, which investors may obtain without charge by calling 1-800-625-4554.

    MANAGEMENT FEES. For its services under the Management Agreements with respect to the Fund and the Portfolio, Citibank receives fees, which are computed daily and paid monthly, at annual rates equal to 0.35% of the Fund's average net assets, and 0.75% of the Portfolio's average net assets. These combined management fees are higher than the management fees paid by most mutual funds.

    For the fiscal year ended December 31, 1996, the investment advisory fees paid to Citibank under a prior investment advisory agreement (after waivers) were 0.24% of the Fund's average daily net assets for that fiscal year. For the period from January 1, 1997 to October 31, 1997, the management fees paid to Citibank under a prior investment advisory agreement (after waivers) and the current Management Agreements were % of the Fund's average daily net assets for that period.

    BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

    BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Management Agreements and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the investment manager or a Service Agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent, dividend disbursing agent and custodian for the Fund. Securities may be held by a sub-custodian bank approved by the Trustees. State Street also provides fund accounting services and calculates the daily net asset value for the Fund. The principal business address of State Street Bank and Trust Company is 225 Franklin Street, Boston, Massachusetts 02110.

DISTRIBUTION ARRANGEMENTS: LFBDS, 6 St. James Avenue, Boston, MA 02116 (telephone: (617) 423-1679), is the Distributor of the Fund's shares. Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. These fees may be used to make payments to the Distributor for distribution services, to Service Agents and others as compensation for the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts.

    The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

    During the period they are in effect, the Service Plan and related Distribution Agreement obligate the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Service Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

                                   TAX MATTERS
--------------------------------------------------------------------------------

    This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

    The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. The Fund may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce the Fund's dividends.

    Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Generally, distributions from the Fund's net investment income and short-term capital gains will be taxed as ordinary income. A portion of distributions from net investment income may be eligible for the dividends-received deduction available to corporations. Distributions of long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. It is uncertain at this time whether all or any part of such long-term capital gains will be eligible to be taxed at a maximum rate below 28%.

    Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares just before the Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    Early each year, the Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

    The Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

    The Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one-year period and is shown as a percentage of the maximum offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 30-day or one-month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund may also provide yield and effective yield quotations for longer periods.

    Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on his or her investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.

                               GENERAL INFORMATION
--------------------------------------------------------------------------------

    ORGANIZATION: The Fund is a series of CitiFunds Trust II, a Massachusetts business trust which was organized on April 13, 1984; it also is an open-end management investment company registered under the 1940 Act. Prior to January 2, 1998, CitiFunds Trust II was known as "Landmark Funds II."

    The Fund is a diversified mutual fund. Under the 1940 Act, a diversified series or mutual fund must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the mutual fund and not more than 10% of the voting securities of the issuer.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

    The Fund is permitted to invest all or a portion of its assets in one or more investment companies. The Fund currently invests in the Portfolio. The Portfolio is a series of The Premium Portfolios, a New York trust. Prior to November 1, 1997, the Portfolio was known as "Small Cap Equity Portfolio."

VOTING AND OTHER RIGHTS: CitiFunds Trust II may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of CitiFunds Trust II have equal voting rights except that, in matters affecting only a particular series, only shares of that particular series are entitled to vote.

    At any meeting of shareholders of the Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Service Agent is the holder of record.

    As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's or Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.

CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

RETIREMENT PLANS: Investors may be able to establish new accounts in the Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agents and tax and retirement advisers.

EXPENSES: In addition to amounts payable under its Management Agreement and Service Plan, the Fund is responsible for its own expenses, including among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums.

    COUNSEL AND INDEPENDENT AUDITORS: Bingham Dana LLP, Boston, Massachusetts is counsel for the Fund. Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, serves as independent auditor for the Fund.
                               ----------------

    The Statement of Additional Information dated the date hereof contains more detailed information about the Fund and the Portfolio, including information relating to (i) investment policies and restrictions, (ii) the Trustees, officers, and investment manager, (iii) securities transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

    No person has been authorized to give any information or make any representations not contained in this Prospectus or the Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                    APPENDIX

                            PERMITTED INVESTMENTS AND
                              INVESTMENT PRACTICES
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements in order to earn a return on temporarily available cash. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

    REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When the Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, the Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by the Fund would not exceed 30% of the Fund's total assets.

    In the event of the bankruptcy of the other party to a securities loan, a repurchase agreement or a reverse repurchase agreement, the Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities loaned or sold has increased or the value of the securities purchased has decreased, the Fund could experience a loss.

    CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

    In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security), or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

    RULE 144A SECURITIES. The Fund may purchase restricted securities that are not registered for sale to the general public. If the Manager determines that there is a dealer or institutional market in the securities, the securities will not be treated as illiquid for purposes of the Fund's investment limitations. The Trustees will review these determinations. These securities are known as "Rule 144A securities" because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new, and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

    PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

    "WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

    FUTURES CONTRACTS. The Fund may purchase stock index futures in order to protect against declines in the value of portfolio securities or increases in the cost of securities or other assets to be acquired and, subject to applicable law, to enhance potential gain. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a security at a specified future time and price, or for making payment of a cash settlement based on changes in the value of a security, an index of securities or other assets. In many cases, the futures contracts that may be purchased by the Fund are standardized contracts traded on commodities exchanges or boards of trade. Because the value of a futures contract changes based on the price of the underlying security or other asset, futures contracts are commonly referred to as "derivatives." Futures contracts are a generally accepted part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

    When the Fund purchases or sells a futures contract, it is required to make an initial margin deposit. Although the amount may vary, initial margin can be as low as 1% or less of the face amount of the contract. Additional margin may be required as the contract fluctuates in value. Since the amount of margin is relatively small compared to the value of the securities covered by a futures contract, the potential for gain or loss on a futures contract is much greater than the amount of the Fund's initial margin deposit. The Fund does not currently intend to enter into a futures contract if, as a result, the initial margin deposits on all of the Fund's futures contracts would exceed approximately 5% of the Fund's net assets. Also, the Fund intends to limit its futures contracts so that the value of the securities covered by its futures contracts would not generally exceed 50% of the market value of the Fund's total assets other than its futures contracts and to segregate sufficient assets to meet its obligations under outstanding futures contracts.

    The ability of the Fund to utilize futures contracts successfully will depend on the Manager's ability to predict stock price movements, which cannot be assured. In addition to general risks associated with any investment, the use of futures contracts entails the risk that, to the extent the Manager's view as to stock price movements is incorrect, the use of futures contracts could result in losses greater than if they had not been used. This could happen, for example, if there is a poor correlation between price movements of futures contracts and price movements in the Fund's related portfolio position. Also, the futures markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. When futures contracts are used for hedging, even if they are successful in minimizing the risk of loss due to a decline in the value of the hedged position, at the same time they limit any potential gain which might result from an increase in value of such position. As noted, the Fund may also enter into transactions in futures contracts for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, the Fund may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income. In addition, the markets for such instruments may be extremely volatile from time to time, which could increase the risks incurred by the Fund in entering into such transactions.

    The use of futures contracts potentially exposes the Fund to the effects of "leveraging," which occurs when futures are used so that the Fund's exposure to the market is greater than it would have been if the Fund had invested directly in the underlying securities. "Leveraging" increases the Fund's potential for both gain and loss. As noted above, the Fund intends to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Fund. The use of futures contracts may increase the amount of taxable income of the Fund and may affect in other ways the amount, timing and character of the Fund's income for tax purposes, as more fully discussed in the section entitled "Certain Additional Tax Matters" in the Statement of Additional Information.

    The use of futures by the Fund and some of their risks are described more fully in the Statement of Additional Information.

    SECURITIES OF ISSUERS IN DEVELOPING COUNTRIES. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return and greater risks. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and
(iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

    CURRENCY EXCHANGE CONTRACTS. Forward currency exchange contracts may be entered into for the Fund for the purchase or sale of non-U.S. currency for hedging purposes against adverse rate changes or otherwise to achieve the Fund's investment objectives. A currency exchange contract allows a definite price in dollars to be fixed for securities of non-U.S. issuers that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

    LOWER-RATED DEBT SECURITIES. The Fund may purchase lower-rated securities (those rated Baa or better by Moody's or BBB or better by S&P) which may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.

    COMMERCIAL PAPER. The Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

                                                                    Statement of
CITIFUNDS LARGE CAP GROWTH PORTFOLIO                      Additional Information
CITIFUNDS SMALL CAP GROWTH PORTFOLIO                             January 2, 1998
(Members of the CitiFunds(SM) Family of Funds)

    CitiFunds Large Cap Growth Portfolio (formerly known as "Landmark Equity Fund"), and CitiFunds Small Cap Growth Portfolio (formerly known as "Landmark Small Cap Equity Fund") (the "Funds") are series of CitiFunds Trust II (the "Trust"). The Trust is an investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. Prior to January 2, 1998, the Trust was known as "Landmark Funds II." The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679. Each Fund is permitted to invest all or a portion of its assets in one or more other investment companies. Currently, CitiFunds Large Cap Growth Portfolio invests its assets in Large Cap Growth Portfolio (formerly known as "Equity Portfolio") and CitiFunds Small Cap Growth Portfolio invests its assets in Small Cap Growth Portfolio (formerly known as "Small Cap Equity Portfolio"). Both Large Cap Growth Portfolio and Small Cap Growth Portfolio are series of The Premium Portfolios (the "Portfolio Trust"). The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE

 1. The Trust ............................................................   2
 2. Investment Objective and Policies ....................................   2
 3. Description of Permitted Investments and Investment Practices ........   3
 4. Investment Restrictions ..............................................   9
 5. Performance Information ..............................................  11
 6. Determination of Net Asset Value; Valuation of Securities; Additional
    Redemption Information ...............................................  11
 7. Management ...........................................................  12
 8. Portfolio Transactions ...............................................  18
 9. Description of Shares, Voting Rights and Liabilities .................  19
10. Certain Additional Tax Matters .......................................  20
11. Independent Accountants and Financial Statements .....................  21

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus for each of the Funds, dated January 2, 1998. This Statement of Additional Information should be read in conjunction with the Prospectus of each Fund, a copy of which may be obtained by an investor without charge by calling 1-800-625-4554.

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE TRUST

    CitiFunds Trust II (the "Trust") is an investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. This Statement of Additional Information describes shares of CitiFunds Large Cap Growth Portfolio (the "Large Cap Growth Fund") and CitiFunds Small Cap Growth Portfolio (the "Small Cap Growth Fund" and together with the Large Cap Growth Fund, the "Funds"). References in this Statement of Additional Information to the "Prospectus" of a Fund are to the Prospectus, dated January 2, 1998, of such Fund.

    Each Fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, the rules and regulations thereunder, and exemptive orders granted under such Act. Currently, each of the Large Cap Growth Fund and the Small Cap Growth Fund invests its assets in Large Cap Growth Portfolio and Small Cap Growth Portfolio (the "Portfolios"), respectively. The Portfolios are series of The Premium Portfolios (the "Portfolio Trust") and are open-end, diversified management investment companies. Each Portfolio has the same investment objective and policies as the Fund that invests in it. Because each Fund invests through its corresponding Portfolio, all references in this Statement of Additional Information to a Fund include such Fund's corresponding Portfolio, except as otherwise noted. In addition, references to the Trust include the Portfolio Trust, except as otherwise noted.

    Citibank, N.A. ("Citibank" or the "Manager") is investment adviser and also provides certain administrative services to the Trust and the Portfolio Trust. Citibank manages the investments of the Portfolios from day to day in accordance with each Portfolio's investment objective and policies. The selection of investments for the Portfolios and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

    The Boards of Trustees of the Trust and the Portfolio Trust provide broad supervision over the affairs of the Funds and the Portfolios, respectively. Shares of the Funds are continuously sold by The Landmark Funds Broker-Dealer Services, Inc., the Funds' distributor ("LFBDS" or the "Distributor"). Shares of the Funds are sold at net asset value. LFBDS may receive distribution fees from the Funds pursuant to a Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

                    2.  INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of each of the Funds is long-term capital growth. Dividend income, if any, is incidental to this investment objective.

    The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

    Each Fund's Prospectus contains a discussion of the various types of securities in which that Fund may invest and the risks involved in such investments. The following supplements the information contained in each Prospectus concerning the investment objective, policies and techniques of each Fund.

    While it is the policy of each of the Funds to invest its assets in a broadly diversified portfolio of equity securities consisting mainly of common stocks of U.S. issuers, each Fund may also invest in other types of securities such as fixed income securities and convertible and non-convertible bonds.

    The Trust has also adopted the following policies with respect to each Fund's investments in (i) warrants and (ii) securities of issuers with less than three years' continuous operation. The Trust's purchases of warrants for each Fund will not exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of its net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Any such warrants will be valued at their market value except that warrants which are attached to securities at the time such securities are acquired for a Fund will be deemed to be without value for the purpose of this restriction. The Trust will not invest more than 5% of each Fund's assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

    The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with the investment policies described herein with respect to the Fund. The policies described above and those described below are not fundamental and may be changed without shareholder approval.

       3. DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

FUTURES CONTRACTS

    Each of the Funds may enter into stock index futures contracts. This investment strategy will be used for hedging purposes and for nonhedging purposes, subject to applicable law.

    A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

    While futures contracts do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when the Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

    Each of the Funds may enter into stock index futures contracts to gain stock market exposure while holding cash available for investments and redemptions.

    Although the use of futures for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time the futures contracts limits any potential gain which might result from an increase in value of a hedged position.

    In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the security underlying a futures contract is different than the security being hedged, they may not move to the same extent or in the same direction. In that event, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the securities which the Fund would otherwise buy and sell.

    The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contracts was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

    The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

    Investments in futures contracts also entail the risk that if the Manager's investment judgment about the general direction of the market is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into.

    Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on a Fund's hedging strategies.

    CFTC regulations require compliance with certain limitations in order to assure that a Fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit a Fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish that Fund's non-hedging futures positions would exceed 5% of that Fund's net assets.

    Each Fund will comply with this CFTC requirement, and each Fund currently intends to adhere to the additional policies described below. First, an amount of cash or cash equivalents will be maintained by each Fund in a segregated account with the Fund's custodian so that the amount so segregated, plus the initial margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract. The second is that the Fund will not enter into a futures contract if immediately thereafter the amount of initial margin deposits on all the futures contracts held by the Fund would exceed approximately 5% of the net assets of the Fund. The third is that the aggregate market value of the futures contracts held by a Fund not exceed approximately 50% of the market value of the Fund's total assets other than its futures contracts. For purposes of this third policy, "market value" of a futures contract is deemed to be the amount obtained by multiplying the number of units covered by the futures contract times the per unit price of the securities covered by that contract.

    The use of futures contracts may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Certain Additional Tax Matters."

REPURCHASE AGREEMENTS

    Each of the Funds may invest in repurchase agreements collateralized by securities in which that Fund may otherwise invest. Repurchase agreements are agreements by which a Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the 1940 Act, repurchase agreements may be considered to be loans by the buyer. A Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by a Fund are fully collateralized, with such collateral being marked to market daily.

SECURITIES OF NON-U.S. ISSUERS

    Each of the Funds may invest in securities of non-U.S. issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in U.S.
investments. For example, the value of such securities fluctuates based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about non-U.S. issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

    It is anticipated that in most cases the best available market for securities of non-U.S. issuers would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. securities markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. securities trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payments, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, non-U.S. brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

    Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

    American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the Funds to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement. ADRs, EDRs and GDRs are subject to many of the same risks that apply to other investments in non-U.S. securities.

    The Funds may invest in securities of non-U.S. issuers that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

    The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that a Fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

    In addition, unanticipated political or social developments may affect the value of a Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investment in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Because each of the Funds may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds may enter into currency exchange transactions to convert U.S. currency to non-U.S. currency and non-U.S. currency to U.S. currency, as well as convert one non-U.S. currency to another non-U.S. currency. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange markets, or uses forward contracts to purchase or sell non-U.S. currencies. The Funds may also enter into currency hedging transactions in an attempt to protect the value of their assets as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although each Fund's assets are valued daily in terms of U.S. dollars, the Trust does not intend to convert a Fund's holdings of non-U.S. currencies into U.S. dollars on a daily basis.) It is not currently intended that the Funds speculate in currency exchange rates or forward contracts.

    The Funds may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

    A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades.

    When a Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund may be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    When the Manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of a short-term hedging strategy is highly uncertain. The Funds do not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts obligates a Fund to deliver an amount of non-U.S. currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

    The Funds generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, a Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

    It is impossible to forecast with precision the market value of a Fund's securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

    Each of the Funds may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If a Fund purchases a put option on a non-U.S. currency and the value of the U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where a Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.

    The purchase of such options could offset, at least partially, the effects of adverse movements in exchange rates. However, the benefit to each Fund from purchases of non-U.S. currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in non-U.S. currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

    The Funds may write options on non-U.S. currencies for hedging purposes or otherwise to achieve their investment objectives. For example, where a Fund anticipates a decline in the value of the U.S. dollar value of a non-U.S. security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund will be offset by the amount of the premium received.

    Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a non-U.S. security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

    Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash, short-term money market instruments or high quality debt securities in an account with the custodian in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

    Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities denominated in currencies other than the U.S. dollar. Because the securities underlying these receipts are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described non-U.S. currency hedging techniques to protect the value of its assets invested in depositary receipts.

    Of course, a Fund is not required to enter into such transactions and does not do so unless deemed appropriate by the Manager. It should also be realized that these methods of protecting the value of a Fund's securities against a decline in the value of a currency do not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

    Each Fund has established procedures consistent with policies of the Securities and Exchange Commission (the "SEC") concerning forward contracts. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each Fund is expected always to have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund a fee for use of the borrowed securities. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund could suffer loss if the borrower terminates the loan and the Fund is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund would exceed 30% of the value of its total assets.

WHEN-ISSUED SECURITIES

    Each of the Funds may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the applicable Fund would take delivery of such securities. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund expects always to have cash, cash equivalents or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, even though no Fund intends to make such purchases for speculative purposes and intend to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Manager determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, a Fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

    The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a smaller non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

    In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

RULE 144A SECURITIES

    Consistent with applicable investment restrictions, each of the Funds may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. However, no Fund will invest more than 15% of its net assets in illiquid investments, which includes securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless the Board of Trustees of the Trust determines, based on the trading markets for the specific restricted security, that it is liquid. The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, retain oversight and are ultimately responsible for the determinations.

    Since it is not possible to predict with assurance exactly how the market for restricted securities will develop, the Trustees will carefully monitor each Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

                         4.  INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

    The Trust, on behalf of the Funds, and the Portfolio Trust, on behalf of the Portfolios, have each adopted the following policies which may not be changed with respect to any Fund or Portfolio without approval by holders of a majority of the outstanding voting securities of that Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    None of the Funds or Portfolios may:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed, or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or Portfolio, taken at market value. It is intended that a Fund or Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or beneficial interests in the Portfolio while effecting an orderly liquidation of portfolio securities.

        (2) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's or Portfolio's total assets, (b) through the use of repurchase agreements or fixed time deposits or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

        (3) Purchase securities of any issuer if such purchase at the time thereof would cause with respect to 75% of the total assets of the Fund or Portfolio more than 10% of the voting securities of such issuer to be held by the Fund or Portfolio; provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that the Fund and Portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

        (4) Purchase securities of any issuer if such purchase at the time thereof would cause as to 75% of the Fund's or Portfolio's total assets more than 5% of the Fund's or Portfolio's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state); provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that each Fund and Portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

        (5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's or Portfolio's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

        (6) Underwrite securities issued by other persons, except that all the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act in selling a security.

        (7) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund or Portfolio from purchasing or selling futures contracts or options thereon, and each Fund and Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or Portfolio).

        (8) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

PERCENTAGE AND RATING RESTRICTIONS

    If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for a Fund will not be considered a violation of policy.

                         5.  PERFORMANCE INFORMATION

    A total rate of return quotation for a Fund is calculated for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and
(b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result. Total rates of return may be calculated on investments at net asset value.

    Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

    Set forth below is total rate of return information for the shares of each Fund for the periods indicated, assuming that dividends and capital gains distributions, if any, were reinvested.

                                                            REDEEMABLE VALUE
                                                           OF A HYPOTHETICAL
                                         ANNUALIZED        $1,000 INVESTMENT
                                         TOTAL RATE          AT THE END OF
LARGE CAP GROWTH FUND                     OF RETURN            THE PERIOD
---------------------                     ---------            ----------
Ten years Ended October 31, 1997 ......      --%                  $--
Five Years Ended October 31, 1997 .....      --%                  $--
One Year Ended October 31, 1997 .......      --%                  $--

                                                            REDEEMABLE VALUE
                                                           OF A HYPOTHETICAL
                                         ANNUALIZED        $1,000 INVESTMENT
                                         TOTAL RATE          AT THE END OF
SMALL CAP GROWTH FUND                     OF RETURN            THE PERIOD
---------------------                     ---------            ----------

June 21, 1995 (commencement of
  operations) to October 31, 1997 .....      --%                  $--
One Year Ended October 31, 1997 .......      --%                  $--

------------

    The annualized yield of the shares of the Large Cap Growth Fund for the 30-day period ended on October 31, 1997 was --%.

    Comparative performance information may be used from time to time in advertising shares of each Fund, including data from Lipper Analytical Services, Inc. and other industry sources and publications. From time to time each Fund may compare its performance against inflation with the performance of other instruments against inflation, such as FDIC-insured bank money market accounts. In addition, advertising for each Fund may indicate that investors should consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for each Fund may refer to or discuss current or past economic or financial conditions, developments and events.

              6.  DETERMINATION OF NET ASSET VALUE; VALUATION OF
          SECURITIES; ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The net asset value per share of each Fund is determined each day during which the New York Stock Exchange is open for trading ("Business Day"). As of the date of this Statement of Additional Information, such Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination is made once each day as of the close of regular trading on the Exchange by adding the market value of all securities and other assets of a Fund (including the Fund's interest in its corresponding Portfolio), then subtracting the liabilities of the Fund, and then dividing the result by the number of outstanding shares of the Fund. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

    The value of each Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of its corresponding Fund is determined. The net asset value of each Fund's investment in the Portfolio in which it invests is equal to the Fund's pro rata share of the net assets of the Portfolio.

    For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a non-U.S. exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

    Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of any premiums.

    Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                                7.  MANAGEMENT

    The Trustees and officers of the Trust and the Portfolio Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio Trust. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts. The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.

TRUSTEES OF THE TRUST

PHILIP W. COOLIDGE*; 46 -- President of the Trust and the Portfolio Trust; Chief Executive Officer, Signature Financial Group, Inc. and LFBDS (since December 1988).

RILEY C. GILLEY; 71 -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON; 57 -- Professor, Babson College (since September 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September 1992 to September 1993); Professor, Darden Graduate School of Business, University of Virginia (September 1978 to September 1993); Trustee, The Highland Family of Funds (since March 1997). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY; 46 -- President, Global Research Associates, Inc. (Investment Research) (since August 1990); Manager, Rockefeller & Co. (March 1988 to July
1990); Trustee, Mainstay Institutional Funds (since December 1990). Her address is P.O. Box 9572, New Haven, Connecticut.

C. OSCAR MORONG, JR.; 62 -- Managing Director, Morong Capital Management (since February 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired, January 1993); Director, Indonesia Fund; Director, MAS Funds. His address is 1385 Outlook Drive West, Mountainside, New Jersey.

E. KIRBY WARREN; 63 -- Professor of Management, Graduate School of Business, Columbia University (since 1987); Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

WILLIAM S. WOODS, JR.; 77 -- Vice President-Investments, Sun Company, Inc. (retired, April 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.

TRUSTEES OF THE PORTFOLIO TRUST

ELLIOTT J. BERV; 54 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June 1991 to June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE*; 46 -- President of the Trust and the Portfolio Trust; Chief Executive Officer, Signature Financial Group, Inc. and LFBDS (since December 1988).

MARK T. FINN; 54 -- President and Director, Delta Financial, Inc. (since June
1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April 1990); Director, Vantage Consulting Group, Inc. (since October 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

C. OSCAR MORONG, JR.; 62 -- Managing Director, Morong Capital Management (since February 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired, January 1993); Director, Indonesia Fund; Director, MAS Funds. His address is 1385 Outlook Drive West, Mountainside, New Jersey.

WALTER E. ROBB, III; 71 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (corporate financial advisers) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since
1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

PHILIP W. COOLIDGE*; 46 -- President of the Trust and the Portfolio Trust; Chief Executive Officer, Signature Financial Group, Inc. and LFBDS (since December 1988).

CHRISTINE A. DRAPEAU*; 27 -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Vice President, Signature Financial Group, Inc. (since January 1996); Paralegal and Compliance Officer, various financial companies (July 1992 to January 1996); Graduate Student, Bentley College (prior to December 1994).

JOHN R. ELDER*; 49 -- Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer of the Phoenix Family of Mutual Funds, Phoenix Home Life Mutual Insurance Company (1983 to March 1995).

LINDA T. GIBSON*; 32 -- Secretary of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since May 1992); Assistant Secretary, LFBDS (since October 1992); law student, Boston University School of Law (September 1989 to May 1992).

JOAN R. GULINELLO*; 42 -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc. (since October 1993); Secretary, LFBDS (since October 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October 1993).

JAMES E. HOOLAHAN*; 50 -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Senior Vice President, Signature Financial Group, Inc.

SUSAN JAKUBOSKI*; 33 -- Assistant Treasurer and Assistant Secretary of the Trust and the Portfolio Trust; Manager, Signature Financial Group (Cayman) Ltd. (since August 1994); Senior Fund Administrator, Signature Financial Group, Inc. (since August 1994); Assistant Treasurer, Signature Broker-Dealer Services, Inc. (since September 1994); Fund Compliance Administrator, Concord Financial Group (November 1990 to August 1994). Her address is Elizabethan Square, George Town, Grand Cayman, Cayman Islands, British West Indies.

MOLLY S. MUGLER*; 46 -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, LFBDS (since December 1988).

KARYN A. NOKE*; 27 -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group (Cayman) Ltd. (since September 1996); Assistant Vice President, Signature Financial Group, Inc. (May 1993 to August 1996); Student, University of Massachusetts (prior to May 1993).

SHARON M. WHITSON*; 49 -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Vice President, Signature Financial Group, Inc. (since November 1992); Associate Trader, Massachusetts Financial Services Company (prior to November 1992).

JULIE J. WYETZNER*; 38 -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolio Trust; Vice President, Signature Financial Group, Inc.

    The trustees and officers of the Trust and the Portfolio Trust also hold comparable positions with certain other funds for which LFBDS, Signature Financial Group, Inc., or their affiliates serve as distributor or administrator.

    The following table shows Trustee compensation for the periods indicated.

                          TRUSTEE COMPENSATION TABLE

                             AGGREGATE           AGGREGATE
                           COMPENSATION        COMPENSATION           TOTAL
                             FROM THE            FROM THE          COMPENSATION
                             LARGE CAP           SMALL CAP        FROM TRUST AND
TRUSTEE                   GROWTH FUND(1)      GROWTH FUND(1)        COMPLEX(2)
-------                   --------------      --------------        ----------
H.B. Alvord(3) .........       $ --                $ --                $ --
Philip W. Coolidge .....       $ --                $ --                $ --
Riley C. Gilley ........       $ --                $ --                $ --
Diana R. Harrington ....       $ --                $ --                $ --
Susan B. Kerley ........       $ --                $ --                $ --
C. Oscar Morong, Jr. ...       $ --                $ --                $ --
E. Kirby Warren ........       $ --                $ --                $ --
William S. Woods, Jr. ..       $ --                $ --                $ --
----------
(1) For the fiscal year ended October 31, 1997.
(2) Information relates to the fiscal year ended October 31, 1997. Messrs. Coolidge, Gilley, Morong, Warren and Woods, and Mses. Harrington and Kerley are Trustees of 48, 31, 28, 28, 30, 29 and 29 funds and portfolios, respectively, in the fund family.
(3) Mr. Alvord retired as a Trustee on May 31, 1997.

    As of January 1, 1998, all Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund. As of the same date, more than 95% of the outstanding shares of each Fund were held of record by Citibank, N.A. or its affiliates as Service Agents of the Fund for the accounts of their respective clients.

    The Declaration of each of the Trust and the Portfolio Trust provides that the Trust or the Portfolio Trust, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or the Portfolio Trust, as the case may be, unless, as to liability to the Trust, the Portfolio Trust or their respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or the Portfolio Trust, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or the Portfolio Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER

    Citibank manages the assets of each Portfolio and provides certain administrative services to the Trust and the Portfolio Trust pursuant to separate management agreements (the "Management Agreements"). Subject to such policies as the Board of Trustees of the Portfolio Trust may determine, Citibank manages the securities of each Portfolio and makes investment decisions for each Portfolio. Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting securities transactions for each Portfolio. The Management Agreement with the Portfolio Trust provides that Citibank may delegate the daily management of the securities of each Portfolio to one or more Subadvisers. The Management Agreement with the Portfolio Trust will continue in effect until August 8, 1999 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. The Management Agreement with the Trust will continue in effect until August 8, 1999 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Citibank provides the Trust and the Portfolio Trust with general office facilities and supervises the overall administration of the Trust and the Portfolio Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's or the Portfolio Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust or the Portfolio Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust or the Portfolio Trust. Trustees, officers, and investors in the Trust and the Portfolio Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise and directors, officers and employees of Citibank are or may become similarly interested in the Trust and the Portfolio Trust.

    Each Management Agreement provides that Citibank may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

    The Prospectus for each Fund contains a description of the fees payable to Citibank for services under each of the Management Agreements. Citibank may reimburse any Fund or Portfolio or waive all or a portion of its management fees.

    For the four months ended April 30, 1994, the fees payable to Citibank under a prior investment advisory agreement between the Large Cap Growth Fund and Citibank were $326,242 (of which $62,569 was voluntarily waived). For the period from May 1, 1994 to December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996 the fees paid to Citibank under a prior investment advisory agreement with respect to Large Cap Growth Portfolio were $639,933, $1,049,008 and $1,387,227, respectively. For the period from January 1, 1997 to October 31, 1997 the fees paid to Citibank under a prior investment advisory agreement and the current Management Agreements with respect to Large Cap Growth Fund and Large Cap Growth Portfolio were $ .

    For the period from June 21, 1995 (commencement of operations) to December 31, 1995 and for the fiscal year ended December 31, 1996 the fees payable to Citibank under a prior investment advisory agreement with respect to Small Cap Growth Portfolio were $10,222 (all of which was voluntarily waived) and $147,259 (of which $100,088 was voluntarily waived). For the period from January 1, 1997 to October 31, 1997, the fees paid to Citibank under a prior investment advisory agreement and under the current Management Agreements with respect to Small Cap Growth Fund and Small Cap Growth Portfolio were $ .

    Pursuant to a sub-administrative services agreement with Citibank, LFBDS performs such sub-administrative duties for the Trust and the Portfolio Trust as from time to time are agreed upon by Citibank and LFBDS. For performing such sub-administrative services, LFBDS receives compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreements with the Trust and the Portfolio Trust. All such compensation is paid by Citibank.

DISTRIBUTOR

    LFBDS, 6 St. James Avenue, Boston, MA 02116, serves as the Distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust for shares of the Funds (the "Distribution Agreement"). Unless otherwise terminated the Distribution Agreement will continue from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding voting securities of the particular Fund and by the vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

    Under a Service Plan for shares of the Funds (the "Service Plan") which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of each Fund. Such fees may be used to make payments to the Distributor for distribution services, to securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor and others in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to Service Plan and the purposes for which the expenditures were made.

    The Service Plan obligates the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Service Plan for any Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.

    From time to time the Distributor may make payments for distribution out of its past profits or any other sources available to it.

    The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Service Plan may be terminated with respect to any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plan, LFBDS acts as the agent of the Trust in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement. For the fiscal years ended December 31, 1994, 1995 and 1996, the fees payable to LFBDS under a prior distribution agreement with respect to Large Cap Growth Fund were $96,083, $98,112 and $336,950 (of which $224,633 was voluntarily waived), respectively, no portion of which was applicable to reimbursement for expenses incurred in connection with print or electronic media advertising. For the period from January 1, 1997 to October 31, 1997, the fees payable to LFBDS under a prior distribution agreement and the current Distribution Agreement with respect to Large Cap Growth Fund were $ . For the period from June 21, 1995 (commencement of operations) to December 31, 1995 and for the fiscal year ended December 31, 1996, the fees payable to LFBDS under a prior distribution agreement with respect to Small Cap Growth Fund were $687 and $23,974 (all of which was voluntarily waived), respectively, no portion of which was applicable to reimbursement for expenses incurred in connection with print or electronic media advertising. For the period from January 1, 1997 to October 31, 1997, the fees payable to LFBDS under a prior distribution agreement and the current Distribution Agreement with respect to Small Cap Growth Fund were $ .

    The Distributor may enter into agreements with Service Agents and may pay compensation to such Service Agents for accounts for which the Service Agents are holders of record. Payments may be made to the Service Agents out of the distribution fees received by the Distributor and out of the Distributor's past profits or any other source available to it.

TRANSFER AGENT AND CUSTODIAN

    The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as transfer agent for each Fund. The Trust also has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street, pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. See "Transfer Agent, Custodian and Fund Accountant" in each Prospectus for additional information.

    The Portfolio Trust, on behalf of the Portfolios, has entered into Custodian Agreements with State Street pursuant to which State Street acts as custodian for each Portfolio. The Portfolio Trust, on behalf of the Portfolios, also has entered into Fund Accounting Agreements with State Street Cayman Trust Company, Ltd. ("State Street Cayman") pursuant to which State Street Cayman provides fund accounting services for each Portfolio. State Street Cayman also provides transfer agency services to the Portfolio Trust.

    The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of State Street Cayman is P.O. Box 2508 GT, Grand Cayman, British West Indies.

AUDITORS

    Price Waterhouse LLP are the independent accountants for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of Price Waterhouse LLP is 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse are the chartered accountants for the Portfolio Trust. The address of Price Waterhouse is Suite 3000, Box 82, Royal Trust Towers, Toronto Dominion Center, Toronto, Ontario, Canada M5K 1G8.

COUNSEL

    Bingham Dana LLP, 150 Federal Street, Boston, MA 02110, acts as counsel for the Funds.

                          8.  PORTFOLIO TRANSACTIONS

    The Trust trades securities for a Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by a portfolio manager who is an employee of Citibank and who is appointed and supervised by its senior officers. The portfolio manager may serve other clients of Citibank in a similar capacity.

    In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which the Manager or its affiliates exercise investment discretion. The Manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Manager and its affiliates have with respect to accounts over which they exercise investment discretion. The Trustees of the Trust periodically review the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to a Fund.

    The investment management fees that a Fund pays to Citibank will not be reduced as a consequence of Citibank's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the Citibank, Citibank would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

    In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of Citibank's other clients. Investment decisions for a Fund and for Citibank's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by Citibank occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

    For the period from May 1, 1994 to December 31, 1994, for the fiscal years ended December 31, 1995 and 1996 and for the period from January 1, 1997 to October 31, 1997, the Large Cap Growth Portfolio paid brokerage commissions of $342,356, $418,145, $586,248 and $------, respectively. For the period from June 21, 1995 (commencement of operations) to December 31, 1995, for the fiscal year ended December 31, 1996 and for the period from January 1, 1997 to October 31, 1997, the Small Cap Growth Portfolio paid brokerage commissions in the amount of $6,544, $84,320 and $------, respectively.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such series into classes. Each share of a Fund represents an equal proportionate interest in the Fund with each other share. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, each Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

    The Portfolios are series of the Portfolio Trust, organized as a trust under the laws of the State of New York. Each investor in a Portfolio, including the applicable Fund, may add to or withdraw from its investment in the applicable Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in each Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by a Fund, although non-U.S. source income earned by a Fund may be subject to non-U.S. withholding or other taxes. If any Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders. The Portfolio Trust believes the Portfolios also will not be required to pay any U.S. federal income or excise taxes on their income.

    The portion of each Fund's ordinary income dividends attributable to dividends received in respect to equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

    Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss; a long-term capital gain realized by an individual shareholder will be eligible for reduced tax rates if the shares were held for more than eighteen months. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

    Each Fund's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund will limit its activities in options, futures contracts and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

    The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non- U.S. currencies for non-hedging purposes may be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold. Investment by a Fund in certain "passive foreign investment companies" may also be limited in order to avoid a tax on the Fund. Investment income received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

    If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If a Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to "pass through" to its shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

    Each Fund will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the U.S. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

    The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. Each Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) tax at the rate of 31% on certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

            11.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    To be added by amendment.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
CITIFUNDS SMALL CAP GROWTH PORTFOLIO

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements Included in Part A:


                  To be filed by amendment.


                  Financial Statements Included in Part B:


                  To be filed by amendment.


         (b)      Exhibits


        *****  1(a)       Amended and Restated Declaration of Trust of the Registrant
       ******  1(b)       Forms of Amendments to the Amended and Restated
                            Declaration of Trust of the Registrant
            *  2(a)       Amended and Restated By-Laws of Registrant
*** and ****** 2(b)       Amendments to the Amended and Restated By-Laws of the Registrant
               5          Management Agreements between the Registrant and Citibank, N.A.
               6          Amended and Restated Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS")
       ******  8          Custodian Contract between the Registrant, on behalf of CitiFunds Large Cap
                            Growth Portfolio and CitiFunds Small Cap Growth Portfolio (collectively, the "Funds")
                            and State Street Bank and Trust Company ("State Street"), as custodian
               9(a)       Sub-Administrative Services Agreement between Citibank, N.A. and LFBDS
            *  9(b)       Transfer Agency and Service Agreement between the Registrant and State
                            Street, as transfer agent
            *  9(c)(i)    Expense Reimbursement Agreement between the Registrant, on behalf of the
                            Funds, and LFBDS, as administrator
         ****  9(c)(ii)   Form of Amended Expense Reimbursement Agreement between the Registrant, on behalf of CitiFunds Large Cap Growth Portfolio, and LFBDS, as administrator
       ******  9(d)       Accounting Services Agreement between the Registrant and State Street, as fund accounting agent
               15         Service Plan with respect to the Funds
          ***  16         Performance Calculations
       ******  25(a)      Powers of Attorney for the Registrant
     **, ***,  25(b)      Powers of Attorney for The Premium Portfolios
     **** and
       ******


---------------------
       *  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            March 2, 1992.

      **  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            December 30, 1993.

     ***  Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            October 14, 1994.

    ****  Incorporated herein by reference to Post Effective Amendment No. 15 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            February 15, 1996.

   *****  Incorporated herein by reference to Post Effective Amendment No. 17 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            February 28, 1997.

  ******  Incorporated herein by reference to Post Effective Amendment No. 19 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            October 24, 1997.


Item 25.  Persons Controlled by or under Common Control with Registrant.

            Not applicable.

Item 26.  Number of Holders of Securities.

                             Title of Class            Number of Record Holders


                     Shares of Beneficial Interest         October 29, 1997
                          (without par value)

                     CitiFunds Small Cap Growth Portfolio         7

                     CitiFunds Large Cap Growth Portfolio         7


Item 27.  Indemnification.


         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17;
(b) Section 6 of the Amended and Restated Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc., filed as an Exhibit hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.


         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser.


         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Large Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Asset Allocation Portfolios (Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500), Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), CitiFunds Institutional Trust (CitiFunds Institutional Cash Reserves), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income Fund) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and Landmark Small Cap Equity VIP Fund). Citibank and its affiliates manage assets in excess of $88 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman of the Board and a Director of Citibank. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins and William R. Rhodes. Other Directors of Citibank are D. Wayne Calloway, former Chairman and Chief Executive Officer, PepsiCo, Inc.; John M. Deutch, Institute Professor, Massachusetts Institute of Technology; Reuben Mark, Chairman and Chief Executive Officer, Colgate-Palmolive Company; Richard D. Parsons, President, Time Warner, Inc.; Rozanne L. Ridgway, Former Assistant Secretary of State for Europe and Canada; Robert B. Shapiro, Chairman, President and Chief Executive Officer, Monsanto Company; Frank A. Shrontz, Chairman Emeritus, The Boeing Company; and Franklin A. Thomas, former President, The Ford Foundation.

     Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway           Director, Exxon Corporation
                            Director, General Electric Company
                            Retired Chairman and Chief Executive
                              Officer and Director, PepsiCo, Inc.

Paul J. Collins             Director, Kimberly-Clark Corporation

John M. Deutch              Director, Ariad Pharmaceuticals, Inc.
                            Director, CMS Energy
                            Director, Palomar Medical Technologies, Inc.
                            Director, Cummins Engine Company, Inc.
                            Director, Schlumberger, Ltd.

Reuben Mark                 Director, Chairman and Chief Executive
                              Officer Colgate-Palmolive Company
                            Director, New York Stock Exchange
                            Director, Time Warner, Inc.
                            Non-Executive Director, Pearson, PLC

Richard D. Parsons          Director, Federal National Mortgage Association
                            Director, Philip Morris Companies Incorporated
                            Member, Board of Representatives, Time Warner
                              Entertainment Company, L.P.
                            Director and President, Time Warner, Inc.

John S. Reed                Director, Monsanto Company
                            Director, Philip Morris Companies Incorporated
                            Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes           Director, Private Export Funding Corporation

Rozanne L. Ridgway          Director, 3M
                            Director, Bell Atlantic Corporation
                            Director, Boeing Company
                            Director, Emerson Electric Company
                            Member-International Advisory Board,
                            New Perspective Fund, Inc.
                            Director, RJR Nabisco, Inc.
                            Director, Sara Lee Corporation
                            Director, Union Carbide Corporation

Robert B. Shapiro           Director, Chairman and Chief Executive Officer,
                              Monsanto Company
                            Director, Silicon Graphics

Frank A. Shrontz            Director, 3M
                            Director, Baseball of Seattle, Inc.
                            Director and Chairman Emeritus, Boeing Company
                            Director, Boise Cascade Corp.
                            Director, Chevron Corporation

Franklin A. Thomas          Director, Aluminum Company of America
                            Director, Cummins Engine Company, Inc.
                            Director, Lucent Technologies
                            Director, PepsiCo, Inc.


Item 29.  Principal Underwriters.


         (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark Institutional Tax Free Reserves, CitiFunds Institutional Cash Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, Landmark Small Cap Equity VIP Fund, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400 and CitiSelect(R) Folio 500. LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500.


         (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                                          ADDRESS


      The Landmark Funds Broker-Dealer Services, Inc.               6 St. James Avenue
      (distributor)                                                 Boston, MA 02116

      State Street Bank and Trust Company                           1776 Heritage Drive
      (custodian and transfer agent)                                North Quincy, MA 02171

      Citibank, N.A.                                                153 East 53rd Street
      (investment manager)                                          New York, NY 10043

      SERVICE AGENTS


      Citibank, N.A.                                                450 West 33rd Street
                                                                    New York, NY 10001

      Citibank, N.A. -- Citigold                                    Citicorp Mortgage Inc. - Citigold
                                                                    15851 Clayton Road
                                                                    Ballwin, MO 63011

      Citibank, N.A. -- The Citibank                                153 East 53rd Street
      Private Bank                                                  New York, NY 10043

      Citibank, N.A. -- Citibank Global                             153 East 53rd Street
      Asset Management                                              New York, NY 10043

      Citibank, N.A. -- North American                              111 Wall Street
      Investor Services                                             New York, NY 10094

      Citicorp Investment Services                                  One Court Square
                                                                    Long Island City, NY 11120

Item 31.  Management Services.

         Not applicable.

Item 32.  Undertakings.

         (a)     Not applicable.

         (b)     Not applicable.

         (c) The Registrant hereby undertakes, if requested to do so by the record holders of not less than 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. The Registrant further undertakes to furnish to each person to whom a prospectus of the Landmark Equity Fund or the Landmark Small Cap Equity Fund is delivered with a copy of its latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 31st day of October, 1997.


                                                        LANDMARK FUNDS II

                                                        By: Philip W. Coolidge
                                                            ------------------
                                                            Philip W. Coolidge
                                                            President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on October 31, 1997.


      Signature                                 Title

   Philip W. Coolidge         President, Principal Executive Officer and Trustee
   ------------------------
   Philip W. Coolidge

   John R. Elder              Principal Financial Officer and Principal
   ------------------------
   John R. Elder              Accounting Officer



   Riley C. Gilley*           Trustee
   ------------------------
   Riley C. Gilley

   Diana R. Harrington*       Trustee
   ------------------------
   Diana R. Harrington

   Susan B. Kerley*           Trustee
   ------------------------
   Susan B. Kerley

   C. Oscar Morong, Jr.*      Trustee
   ------------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*           Trustee
   ------------------------
   E. Kirby Warren

   William S. Woods, Jr.*     Trustee
   ------------------------
   William S. Woods, Jr.

*By: Philip W. Coolidge
     ------------------------
     Philip W. Coolidge

     Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES


         The Premium Portfolios, on behalf of Large Cap Growth Portfolio and Small Cap Growth Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds II to be signed on its behalf by the undersigned, thereunto duly authorized, in Hamilton, Bermuda, on the 31st day of October, 1997.

                                        THE PREMIUM PORTFOLIOS
                                        on behalf of Large Cap Growth Portfolio
                                        and Small Cap Growth Portfolio


                                               By: Susan Jakuboski
                                                   ----------------------------
                                                   Susan Jakuboski,
                                                   Assistant Treasurer of
                                                   The Premium Portfolios


         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds II has been signed by the following persons in the capacities indicated on October 31, 1997.


       Signature                            Title

   Philip W. Coolidge*    President, Principal Executive Officer and Trustee
   --------------------
   Philip W. Coolidge

   John R. Elder*         Principal Financial Officer and Principal
   --------------------   Accounting Officer
   John R. Elder

   Elliott J. Berv*       Trustee
   --------------------
   Elliott J. Berv

   Mark T. Finn*          Trustee
   --------------------
   Mark T. Finn

   Walter E. Robb, III*   Trustee
   --------------------
   Walter E. Robb, III

*By: Susan Jakuboski
     ------------------
     Susan Jakuboski
     Executed by Susan Jakuboski on behalf of those indicated as attorney in fact.

                                  EXHIBIT INDEX

Exhibit No.:      Description:


 5                Management Agreements between the Registrant and
                    Citibank, N.A.
 6                Amended Restated Distribution Agreement between the
                    Registrant and The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS")
 9(a)             Sub-Administrative Services Agreement between
                    Citibank, N.A. and LFBDS
15                Service Plan with respect to CitiFunds Large Cap Growth
                    Portfolio and CitiFunds Small Cap Growth Portfolio